Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Aug. 12, 2024	Dec. 31, 2023
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Long-term debt, non-current	$ 13,009	$ 13,186		$ 13,340
Total liabilities	13,259	13,586		37,629
Convertible notes, current				15,604
Shared-based termination liability				6,349
Public Placement Warrant Liability [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Public placement warrant liability	5	267
Private Placement Warrant Liability [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Public placement warrant liability	245	133
Convertible Preferred Stock Warrant Liability [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Public placement warrant liability			$ 200	203
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Long-term debt, non-current
Total liabilities
Shared-based termination liability
Fair Value, Inputs, Level 1 [Member] | Public Placement Warrant Liability [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Public placement warrant liability
Fair Value, Inputs, Level 1 [Member] | Private Placement Warrant Liability [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Public placement warrant liability
Fair Value, Inputs, Level 1 [Member] | Convertible Preferred Stock Warrant Liability [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Public placement warrant liability
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Long-term debt, non-current	13,009	13,186		13,340
Total liabilities	13,009	13,186		13,340
Shared-based termination liability
Fair Value, Inputs, Level 2 [Member] | Public Placement Warrant Liability [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Public placement warrant liability
Fair Value, Inputs, Level 2 [Member] | Private Placement Warrant Liability [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Public placement warrant liability
Fair Value, Inputs, Level 2 [Member] | Convertible Preferred Stock Warrant Liability [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Public placement warrant liability
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Long-term debt, non-current
Total liabilities	250	400		24,289
Shared-based termination liability				6,349
Fair Value, Inputs, Level 3 [Member] | Public Placement Warrant Liability [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Public placement warrant liability	5	267
Fair Value, Inputs, Level 3 [Member] | Private Placement Warrant Liability [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Public placement warrant liability	$ 245	133
Fair Value, Inputs, Level 3 [Member] | Convertible Preferred Stock Warrant Liability [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Public placement warrant liability				203
Nonrelated Party [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Convertible notes, current				15,604
Nonrelated Party [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Convertible notes, current
Nonrelated Party [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Convertible notes, current
Nonrelated Party [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Convertible notes, current				15,604
Related Party [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Related party convertible notes, current				2,133
Related Party [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Related party convertible notes, current
Related Party [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Related party convertible notes, current
Related Party [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements - Schedule of Public Placement Warrant Liability (Details) [Line Items]
Related party convertible notes, current				$ 2,133